SCHEDULE OF PREFERRED STOCK (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000
Convertible preferred shares, par value	$ 0.0001
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	10,000	10,000
Convertible preferred shares, par value	$ 1,000	$ 1,000
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	10,000	10,000
Convertible preferred shares, par value	$ 1,336	$ 1,336
Series B One Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	15,000	15,000
Convertible preferred shares, par value	$ 2,917	$ 2,917
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	15,000	15,000
Convertible preferred shares, par value	$ 5,763	$ 5,763
Series C-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	30,000	30,000
Convertible preferred shares, par value	$ 420	$ 420
Series X Super Voting Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized	153,500	153,500
Convertible preferred shares, par value	$ 0.0001	$ 0.0001
Series X One Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares authorized		153,500
Convertible preferred shares, par value		$ 0.0001